Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Derivative [Line Items]
Gross fair value of derivative assets	¥ 16,006	¥ 21,190
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	13,474	17,711
Impact of master netting agreements	(11,473)	(15,479)
Impact of collateral	(1,500)	(1,707)
Net exposure to credit risk	¥ 501	¥ 525